CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	18,580,374,278	18,474,235,708
Ordinary shares, shares outstanding	18,580,374,278	18,474,235,708